Short-Term Loans (Details)	12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Sep. 25, 2025 USD ($)	Sep. 25, 2025 CNY (¥)	Aug. 20, 2025 USD ($)	Aug. 20, 2025 CNY (¥)	Jul. 17, 2025 USD ($)	Jul. 17, 2025 CNY (¥)	Dec. 11, 2024 USD ($)	Dec. 11, 2024 CNY (¥)
Short-Term Loans [Line Items]
Short-term loans	$ 1,954,007	$ 2,785,965
Interest Expense, Operating and Nonoperating	$ 159,166	$ 151,335
Zhejiang Yiwu Rural Commercial Bank [Member]
Short-Term Loans [Line Items]
Fixed interest rate									5.00%	5.00%
Xuefen Zhang [Member]
Short-Term Loans [Line Items]
Short-term loans							$ 440,000	¥ 3,100,000
Fixed interest rate							3.40%	3.40%
Xuefen Zhang [Member] | Chief Operating Officer [Member]
Short-Term Loans [Line Items]
Short-term loans							$ 320,000	¥ 2,300,000
Fixed interest rate							3.40%	3.40%
Xuefen Zhang and Xiaozhong Lin [Member]
Short-Term Loans [Line Items]
Short-term loans			$ 110,000	¥ 800,000	$ 220,000	¥ 1,600,000
Fixed interest rate			3.60%	3.60%	3.40%	3.40%
Shanghai Real Estate (Jiading) [Member] | Zhejiang Yiwu Rural Commercial Bank [Member] | Short-Term Loan Agreement [Member]
Short-Term Loans [Line Items]
Short-term loans									$ 0.85	¥ 6,050,000